Finance debt - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current	$ 7,739	$ 6,634
Carrying amount | Within one year | Long-Term Borrowings, Excluding Finance Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Current	6,849	5,587
Carrying amount | Within one year | Commercial Papers
Disclosure of detailed information about borrowings [line items]
Current	$ 744	$ 971